Lease - Incremental borrowing rates (Details)	Jun. 30, 2022	Jun. 30, 2021
Minimum | South Africa
Leases
Incremental borrowing rates for leases	4.18%	6.19%
Minimum | North America
Leases
Incremental borrowing rates for leases	1.46%	2.15%
Minimum | Eurasia
Leases
Incremental borrowing rates for leases	0.38%	0.38%
Maximum | South Africa
Leases
Incremental borrowing rates for leases	16.47%	15.35%
Maximum | North America
Leases
Incremental borrowing rates for leases	5.77%	5.64%
Maximum | Eurasia
Leases
Incremental borrowing rates for leases	11.16%	6.35%